Investment Securities - Summary of Equity Investment Securities Designated as at Fair Value Through Other Comprehensive Income (Detail) - Investments in equity instruments designated at fair value through other comprehensive income [member] - CAD ($)
$ in Millions
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Cost	$ 2,737	$ 1,746
Gross unrealized gains	532	228
Gross unrealized losses	91	115
Fair value	3,178	1,859
Preferred equity instruments [member]
Disclosure of financial assets [line items]
Cost	27	11
Gross unrealized gains	4
Gross unrealized losses	3	3
Fair value	28	8
Common shares [member]
Disclosure of financial assets [line items]
Cost	2,710	1,735
Gross unrealized gains	528	228
Gross unrealized losses	88	112
Fair value	$ 3,150	$ 1,851